Reverse Recapitalization and Acquisitions of subsidiaries - Reconciliation of reverse recapitalization to the consolidated statements of cash flows and equity (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Business Combinations And Reverse Recapitalization [Abstract]
Cash-trust and cash, net of redemptions	¥ 4,780
Less: Ghisallo Non-Redemption Agreement	(1,593)
Less: transaction costs and professional fees, paid at closing	(2,982)
Proceeds from Reverse Recapitalization, net of Non-Redemption Agreement, transaction costs and professional fees	205	¥ 0	¥ 0
Less: warrant liabilities	(1,837)
Less: promissory note - related party	(128)
Less: excise tax payable	(305)
Less: income tax payable	(60)
Less: accounts payable and accrued expenses	(17)
Less: Other financial liabilities	(189)
Add: Listing expense	13,714
Issuance of shares in Reverse Recapitalization, net	¥ 11,383